Financial Instruments - Additional Information (Detail) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0	£ 0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred from Level 1 to Level 3	0	0
Fair value of financial instruments transferred from Level 3 to Level 1	0	0
Fair value of financial instruments transferred from Level 2 to Level 3	0	0
Fair value of financial instruments transferred from Level 3 to Level 2	0	0
Loans and advances to customers	200,950,000,000	£ 199,340,000,000
Level 3 [Member]
Disclosure of financial assets [line items]
Loans and advances to customers	£ 285,000,000